Investments in associates and joint venture - Net share in profit (loss) of investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	$ (9,517)	$ 47,710	$ (1,144)
Net share in profit (loss) of investments in joint venture	(252)	(44)
Net share in profit (loss) of investments	(9,517)	47,710	(1,144)
Minera Yanacocha S.R.L. [Member]
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	(72,219)	(41,580)	(35,582)
Net share in profit (loss) of investments in associates	(72,219)	(41,580)	(35,582)
Net share in profit (loss) of investments	(72,219)	(41,580)	(35,582)
Sociedad Minera Cerro Verde Saa [Member]
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	53,767	76,451	23,444
Compania Minera Coimolache S.A. [Member]
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	10,055	12,883	10,994
Net share in profit (loss) of investments in associates	10,055	12,883	10,994
Net share in profit (loss) of investments	10,055	12,883	10,994
Tinka Resources Ltd [Member]
Investments in associates and joint ventures
Share of profit (loss) from continuing operations of associates and joint ventures accounted for using equity method	(868)
Net share in profit (loss) of investments in associates	(868)
Net share in profit (loss) of investments	(868)
Other minor investments [Member]
Investments in associates and joint ventures
Net share in profit (loss) of investments in associates	$ (9,265)	$ 47,754	$ (1,144)